Share-based compensation - Movement of share options outstanding (Details)	12 Months Ended
	Dec. 31, 2025 EquityInstruments $ / shares	Dec. 31, 2024 EquityInstruments $ / shares
Number of options
Balance - Beginning of period, Number of options | EquityInstruments	5,229,369	2,700,077
Granted, Number of options | EquityInstruments	1,514,300	3,163,100
Exercised, Number of options | EquityInstruments	(18,733)
Forfeited, Number of options | EquityInstruments	(845,600)	(516,354)
Expired | EquityInstruments	(472,742)	(117,454)
Balance - End of period, Number of options | EquityInstruments	5,406,594	5,229,369
Options exercisable - End of period, Number of options | EquityInstruments	2,081,127	1,260,721
Weighted average exercise price
Balance - Beginning of period, Weighted average exercise price | $ / shares	$ 5.53	$ 9.64
Granted, Weighted average exercise price | $ / shares	2.51	2.74
Exercised, Weighted average exercise price | $ / shares	2.88
Forfeited, Weighted average exercise price | $ / shares	2.97	8.19
Expired, Weighted average exercise price | $ / shares	16.21	12.92
Balance - End of period, Weighted average exercise price | $ / shares	4.16	5.53
Options exercisable - End of period, Weighted average exercise price | $ / shares	$ 6.05	$ 11.74